CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated deficit Cumulative Effect, Period of Adoption, Adjustment	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity	Total iClick Interactive Asia Group Limited shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Non-controlling interests
Beginning balance at Dec. 31, 2017	$ 119,984		$ 26	$ (2,093)	$ 274,294	$ (149,004)		$ 81	$ (3,320)	$ 119,984
Beginning balance, shares at Dec. 31, 2017			26,059,433	2,123,382
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units (“RSUs”)	655		$ 1	$ 1,554	(900)					655
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares			764,522	(764,522)
Share-based compensation expenses	19,679				19,679					19,679
Issuance of shares upon vesting of RSUs			$ 1		(1)
Issuance of shares upon vesting of RSUs, shares			1,162,745
Business combination (Note 4)	1,517											$ 1,517
Repurchase of ordinary shares	(37)			$ (37)						(37)
Repurchase of ordinary shares, shares				5,000
Net loss for the year	(32,611)					(32,409)				(32,409)		(202)
Foreign currency translation	(2,547)								(2,547)	(2,547)
Ending balance at Dec. 31, 2018	106,640		$ 28	$ (576)	293,072	(181,413)		81	(5,867)	105,325		1,315
Ending balance, shares at Dec. 31, 2018			27,986,700	1,363,860
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units (“RSUs”)	315		$ 1	$ 132	182					315
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares			269,943	(269,943)
Convertible notes transaction expenses in form of share-based awards (Note 21(d))	3,298				3,298					3,298
Share-based compensation expenses	2,115				2,115					2,115
Issuance of shares upon vesting of RSUs, shares			23,750
Business combination (Note 4)	11,815											11,815
Contribution from non-controlling interests	2,905				1,023					1,023		1,882
Capital injection in a subsidiary					1,223					1,223		(1,223)
Repurchase of ordinary shares	(4,414)			$ (4,414)						(4,414)
Repurchase of ordinary shares, shares				650,956
Issuance of ordinary shares upon conversion of convertible notes	4,431				4,431					4,431
Issuance of ordinary shares upon conversion of convertible notes, shares			410,242
Net loss for the year	(10,849)					(9,603)				(9,603)		(1,246)
Foreign currency translation	(1,700)								(1,612)	(1,612)		(88)
Ending balance at Dec. 31, 2019	114,556	$ (3,972)	$ 29	$ (4,858)	305,344	(191,016)	$ (3,972)	81	(7,479)	102,101	$ (3,972)	12,455
Ending balance, shares at Dec. 31, 2019			28,690,635	1,744,873
Accounting Standards Update [Extensible List]		us-gaap:AccountingStandardsUpdate201911Member					us-gaap:AccountingStandardsUpdate201911Member				us-gaap:AccountingStandardsUpdate201911Member
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units (“RSUs”)	1,305		$ 1	$ 194	1,110					1,305
Reissuance of treasury shares upon exercise of employee share options and vesting of restricted share units ("RSUs"), shares			546,340	(546,340)
Share-based compensation expenses	6,249				6,249					6,249
Issuance of shares upon vesting of RSUs, shares			171,932
Contribution from non-controlling interests	73											73
Capital injection in a subsidiary					1,716					1,716		(1,716)
Repurchase of ordinary shares	(5,677)			$ (5,677)						(5,677)
Repurchase of ordinary shares, shares				397,839
Issuance of ordinary shares but held as treasury shares, shares				800,000
Purchase of interests in subsidiaries from non-controlling interests (Notes 1(a)(iii), (iv))	(7,003)				2,795					2,795		(9,798)
Purchase of interests in subsidiaries from non-controlling interests (Notes 1(a)(iii), (iv)), shares			313,011
Issuance of ordinary shares upon share offerings (Note 1(c))	71,917		$ 5		71,912					71,917
Issuance of ordinary shares upon share offerings (Note 1(c)), shares			5,546,007
Issuance of ordinary shares upon conversion of convertible notes	68,895		$ 7		68,888					68,895
Issuance of ordinary shares upon conversion of convertible notes, shares			6,776,204
Business combinations (Note 4(d)(e))	42,377		$ 4		34,386					34,390		7,987
Business combinations (Note 4(d)(e)), shares			3,772,694
Net loss for the year	(14,906)					(12,618)				(12,618)		(2,288)
Foreign currency translation	5,274								5,001	5,001		273
Ending balance at Dec. 31, 2020	$ 279,088		$ 46	$ (10,341)	$ 492,400	$ (207,606)		$ 81	$ (2,478)	$ 272,102		$ 6,986
Ending balance, shares at Dec. 31, 2020			45,816,823	2,396,372